FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total debt	$ 3,744,388	$ 3,456,463
Obligations under leases	1,604	2,534
Trade and other payables	98,812	98,232
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,754,033	3,291,790
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	0	175,000
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,604	2,534
Trade and other payables	98,812	98,232
Carrying Value | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,744,388	3,279,626
Interest on fixed rate debt	0	0
Carrying Value | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		176,837
Interest on fixed rate debt		0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,604	2,534
Trade and other payables	98,812	98,232
Contractual cash flows | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,754,033	3,291,792
Interest on fixed rate debt	905,002	834,670
Contractual cash flows | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		175,000
Interest on fixed rate debt		32,131
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,153	1,104
Trade and other payables	98,812	98,232
Contractual cash flows | Less than 1 year | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	421,775	229,606
Interest on fixed rate debt	226,094	232,684
Contractual cash flows | Less than 1 year | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		0
Interest on fixed rate debt		12,395
Contractual cash flows | Between 1 and 3 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	451	1,430
Trade and other payables	0	0
Contractual cash flows | Between 1 and 3 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	890,781	782,878
Interest on fixed rate debt	375,184	383,406
Contractual cash flows | Between 1 and 3 years | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		175,000
Interest on fixed rate debt		19,736
Contractual cash flows | Between 3 and 6 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0	0
Trade and other payables	0	0
Contractual cash flows | Between 3 and 6 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	1,799,346	2,159,679
Interest on fixed rate debt	212,995	201,216
Contractual cash flows | Between 3 and 6 years | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		0
Interest on fixed rate debt		0
Contractual cash flows | Between 6 and 10 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0	0
Trade and other payables	0	0
Contractual cash flows | Between 6 and 10 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	642,131	119,629
Interest on fixed rate debt	$ 90,729	17,364
Contractual cash flows | Between 6 and 10 years | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt		0
Interest on fixed rate debt		$ 0